Derivatives and Hedging (Tables)	12 Months Ended
Dec. 31, 2018
Notional Volume of Derivative Instruments
Notional Volume of Derivative Instruments
December 31, 2018

Primary Risk Exposure	Unit of Measure	AEP	AEP Texas	APCo	I&M	OPCo	PSO	SWEPCo
		(in millions)
Commodity:
Power	MWhs	371.1	—	66.4	40.9	7.8	15.2	4.5
Natural Gas	MMBtus	87.9	—	4.0	2.3	—	—	15.2
Heating Oil and Gasoline	Gallons	7.4	1.5	1.4	0.7	1.8	0.7	0.8
Interest Rate	USD	$37.7	$—	$—	$—	$—	$—	$—

Interest Rate	USD	$500.0	$—	$—	$—	$—	$—	$—

Notional Volume of Derivative Instruments
December 31, 2017

Primary Risk Exposure	Unit of Measure	AEP	AEP Texas	APCo	I&M	OPCo	PSO	SWEPCo
		(in millions)
Commodity:
Power	MWhs	358.7	—	57.4	38.5	10.4	10.3	22.7
Coal	Tons	2.0	—	—	2.0	—	—	—
Natural Gas	MMBtus	53.7	—	1.1	0.7	—	—	18.3
Heating Oil and Gasoline	Gallons	6.9	1.4	1.3	0.7	1.6	0.7	0.8
Interest Rate	USD	$50.7	$—	$—	$—	$—	$—	$—

Interest Rate	USD	$500.0	$—	$—	$—	$—	$—	$—

Fair Value of Derivative Instruments
AEP

Fair Value of Derivative Instruments
December 31, 2018

	Risk Management Contracts	Hedging Contracts		Gross Amounts of Risk Management Assets/ Liabilities Recognized	Gross Amounts Offset in the Statement of Financial Position (b)	Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position (c)
Balance Sheet Location	Commodity (a)	Commodity (a)	Interest Rate (a)
	(in millions)
Current Risk Management Assets	$397.5	$28.5	$—	$426.0	$(263.2)	$162.8
Long-term Risk Management Assets	276.4	16.0	—	292.4	(38.4)	254.0
Total Assets	673.9	44.5	—	718.4	(301.6)	416.8

Current Risk Management Liabilities	293.8	13.2	2.0	309.0	(254.0)	55.0
Long-term Risk Management Liabilities	225.7	56.1	15.4	297.2	(33.8)	263.4
Total Liabilities	519.5	69.3	17.4	606.2	(287.8)	318.4

Total MTM Derivative Contract Net Assets (Liabilities)	$154.4	$(24.8)	$(17.4)	$112.2	$(13.8)	$98.4

Fair Value of Derivative Instruments
December 31, 2017

	Risk Management Contracts	Hedging Contracts		Gross Amounts of Risk Management Assets/ Liabilities Recognized	Gross Amounts Offset in the Statement of Financial Position (b)	Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position (c)
Balance Sheet Location	Commodity (a)	Commodity (a)	Interest Rate (a)
	(in millions)
Current Risk Management Assets	$389.0	$17.5	$2.5	$409.0	$(282.8)	$126.2
Long-term Risk Management Assets	300.9	6.3	—	307.2	(25.1)	282.1
Total Assets	689.9	23.8	2.5	716.2	(307.9)	408.3

Current Risk Management Liabilities	334.6	9.0	—	343.6	(282.0)	61.6
Long-term Risk Management Liabilities	280.6	58.3	8.6	347.5	(25.5)	322.0
Total Liabilities	615.2	67.3	8.6	691.1	(307.5)	383.6

Total MTM Derivative Contract Net Assets (Liabilities)	$74.7	$(43.5)	$(6.1)	$25.1	$(0.4)	$24.7

AEP Texas
Fair Value of Derivative Instruments
December 31, 2018

	Risk Management	Gross Amounts Offset	Net Amounts of Assets/Liabilities
	Contracts -	in the Statement of	Presented in the Statement
Balance Sheet Location	Commodity (a)	Financial Position (b)	of Financial Position (c)
(in millions)
Current Risk Management Assets	$—	$—	$—
Long-term Risk Management Assets	—	—	—
Total Assets	—	—	—

Current Risk Management Liabilities	0.7	(0.5)	0.2
Long-term Risk Management Liabilities	—	—	—
Total Liabilities	0.7	(0.5)	0.2

Total MTM Derivative Contract Net Assets (Liabilities)	$(0.7)	$0.5	$(0.2)

Fair Value of Derivative Instruments
December 31, 2017

	Risk Management	Gross Amounts Offset	Net Amounts of Assets/Liabilities
	Contracts -	in the Statement of	Presented in the Statement
Balance Sheet Location	Commodity (a)	Financial Position (b)	of Financial Position (c)
(in millions)
Current Risk Management Assets	$0.5	$—	$0.5
Long-term Risk Management Assets	—	—	—
Total Assets	0.5	—	0.5

Current Risk Management Liabilities	—	—	—
Long-term Risk Management Liabilities	—	—	—
Total Liabilities	—	—	—

Total MTM Derivative Contract Net Assets	$0.5	$—	$0.5

APCo
Fair Value of Derivative Instruments
December 31, 2018

	Risk Management	Gross Amounts Offset	Net Amounts of Assets/Liabilities
	Contracts -	in the Statement of	Presented in the Statement
Balance Sheet Location	Commodity (a)	Financial Position (b)	of Financial Position (c)
	(in millions)
Current Risk Management Assets	$114.4	$(57.2)	$57.2
Long-term Risk Management Assets	3.1	(2.2)	0.9
Total Assets	117.5	(59.4)	58.1

Current Risk Management Liabilities	56.7	(56.3)	0.4
Long-term Risk Management Liabilities	2.4	(2.2)	0.2
Total Liabilities	59.1	(58.5)	0.6

Total MTM Derivative Contract Net Assets (Liabilities)	$58.4	$(0.9)	$57.5

Fair Value of Derivative Instruments
December 31, 2017

	Risk Management	Gross Amounts Offset	Net Amounts of Assets/Liabilities
	Contracts -	in the Statement of	Presented in the Statement
Balance Sheet Location	Commodity (a)	Financial Position (b)	of Financial Position (c)
	(in millions)
Current Risk Management Assets	$75.6	$(50.7)	$24.9
Long-term Risk Management Assets	2.4	(1.3)	1.1
Total Assets	78.0	(52.0)	26.0

Current Risk Management Liabilities	50.6	(49.3)	1.3
Long-term Risk Management Liabilities	1.4	(1.2)	0.2
Total Liabilities	52.0	(50.5)	1.5

Total MTM Derivative Contract Net Assets (Liabilities)	$26.0	$(1.5)	$24.5

I&M
Fair Value of Derivative Instruments
December 31, 2018

	Risk Management	Gross Amounts Offset	Net Amounts of Assets/Liabilities
	Contracts -	in the Statement of	Presented in the Statement
Balance Sheet Location	Commodity (a)	Financial Position (b)	of Financial Position (c)
	(in millions)
Current Risk Management Assets	$50.4	$(41.8)	$8.6
Long-term Risk Management Assets	2.0	(1.4)	0.6
Total Assets	52.4	(43.2)	9.2

Current Risk Management Liabilities	41.1	(40.8)	0.3
Long-term Risk Management Liabilities	1.6	(1.5)	0.1
Total Liabilities	42.7	(42.3)	0.4

Total MTM Derivative Contract Net Assets (Liabilities)	$9.7	$(0.9)	$8.8

Fair Value of Derivative Instruments
December 31, 2017

	Risk Management	Gross Amounts Offset	Net Amounts of Assets/Liabilities
	Contracts -	in the Statement of	Presented in the Statement
Balance Sheet Location	Commodity (a)	Financial Position (b)	of Financial Position (c)
	(in millions)
Current Risk Management Assets	$47.2	$(39.6)	$7.6
Long-term Risk Management Assets	1.6	(0.9)	0.7
Total Assets	48.8	(40.5)	8.3

Current Risk Management Liabilities	48.5	(45.0)	3.5
Long-term Risk Management Liabilities	0.9	(0.8)	0.1
Total Liabilities	49.4	(45.8)	3.6

Total MTM Derivative Contract Net Assets (Liabilities)	$(0.6)	$5.3	$4.7

OPCo
Fair Value of Derivative Instruments
December 31, 2018

	Risk Management	Gross Amounts Offset	Net Amounts of Assets/Liabilities
	Contracts -	in the Statement of	Presented in the Statement
Balance Sheet Location	Commodity (a)	Financial Position (b)	of Financial Position (c)
	(in millions)
Current Risk Management Assets	$—	$—	$—
Long-term Risk Management Assets	—	—	—
Total Assets	—	—	—

Current Risk Management Liabilities	6.4	(0.6)	5.8
Long-term Risk Management Liabilities	93.8	—	93.8
Total Liabilities	100.2	(0.6)	99.6

Total MTM Derivative Contract Net Assets (Liabilities)	$(100.2)	$0.6	$(99.6)

Fair Value of Derivative Instruments
December 31, 2017

	Risk Management	Gross Amounts Offset	Net Amounts of Assets/Liabilities
	Contracts -	in the Statement of	Presented in the Statement
Balance Sheet Location	Commodity (a)	Financial Position (b)	of Financial Position (c)
	(in millions)
Current Risk Management Assets	$0.6	$—	$0.6
Long-term Risk Management Assets	—	—	—
Total Assets	0.6	—	0.6

Current Risk Management Liabilities	6.4	—	6.4
Long-term Risk Management Liabilities	126.0	—	126.0
Total Liabilities	132.4	—	132.4

Total MTM Derivative Contract Net Liabilities	$(131.8)	$—	$(131.8)

PSO
Fair Value of Derivative Instruments
December 31, 2018

	Risk Management	Gross Amounts Offset	Net Amounts of Assets/Liabilities
	Contracts -	in the Statement of	Presented in the Statement
Balance Sheet Location	Commodity (a)	Financial Position (b)	of Financial Position (c)
	(in millions)
Current Risk Management Assets	$10.9	$(0.5)	$10.4
Long-term Risk Management Assets	—	—	—
Total Assets	10.9	(0.5)	10.4

Current Risk Management Liabilities	1.7	(0.7)	1.0
Long-term Risk Management Liabilities	—	—	—
Total Liabilities	1.7	(0.7)	1.0

Total MTM Derivative Contract Net Assets	$9.2	$0.2	$9.4

Fair Value of Derivative Instruments
December 31, 2017

	Risk Management	Gross Amounts Offset	Net Amounts of Assets/Liabilities
	Contracts -	in the Statement of	Presented in the Statement
Balance Sheet Location	Commodity (a)	Financial Position (b)	of Financial Position (c)
	(in millions)
Current Risk Management Assets	$6.6	$(0.2)	$6.4
Long-term Risk Management Assets	—	—	—
Total Assets	6.6	(0.2)	6.4

Current Risk Management Liabilities	0.2	(0.2)	—
Long-term Risk Management Liabilities	—	—	—
Total Liabilities	0.2	(0.2)	—

Total MTM Derivative Contract Net Assets	$6.4	$—	$6.4

SWEPCo
Fair Value of Derivative Instruments
December 31, 2018

	Risk Management	Gross Amounts Offset	Net Amounts of Assets/Liabilities
	Contracts -	in the Statement of	Presented in the Statement
Balance Sheet Location	Commodity (a)	Financial Position (b)	of Financial Position (c)
	(in millions)
Current Risk Management Assets	$5.6	$(0.8)	$4.8
Long-term Risk Management Assets	—	—	—
Total Assets	5.6	(0.8)	4.8

Current Risk Management Liabilities	1.5	(1.1)	0.4
Long-term Risk Management Liabilities	2.2	—	2.2
Total Liabilities	3.7	(1.1)	2.6

Total MTM Derivative Contract Net Assets	$1.9	$0.3	$2.2

Fair Value of Derivative Instruments
December 31, 2017

	Risk Management	Gross Amounts Offset	Net Amounts of Assets/Liabilities
	Contracts -	in the Statement of	Presented in the Statement
Balance Sheet Location	Commodity (a)	Financial Position (b)	of Financial Position (c)
	(in millions)
Current Risk Management Assets	$7.0	$(0.6)	$6.4
Long-term Risk Management Assets	—	—	—
Total Assets	7.0	(0.6)	6.4

Current Risk Management Liabilities	0.8	(0.6)	0.2
Long-term Risk Management Liabilities	—	—	—
Total Liabilities	0.8	(0.6)	0.2

Total MTM Derivative Contract Net Assets	$6.2	$—	$6.2

(a)
Derivative instruments within these categories are reported gross.  These instruments are subject to master netting agreements and are presented on the balance sheets on a net basis in accordance with the accounting guidance for “Derivatives and Hedging.”

(b)	Amounts include counterparty netting of risk management and hedging contracts and associated cash collateral in accordance with the accounting guidance for “Derivatives and Hedging.”

(c)	All derivative contracts subject to a master netting arrangement or similar agreement are offset in the statement of financial position.

Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on
Risk Management Contracts
 Year Ended December 31, 2018

Location of Gain (Loss)	AEP	AEP Texas	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Vertically Integrated Utilities Revenues	$(10.4)	$—	$—	$—	$—	$—	$—
Generation & Marketing Revenues	38.9	—	—	—	—	—	—
Electric Generation, Transmission and Distribution Revenues	—	—	(1.9)	(8.2)	—	—	0.1
Purchased Electricity for Resale	8.6	—	7.6	0.8	—	—	—
Other Operation	1.7	0.4	0.2	0.2	0.3	0.2	0.2
Maintenance	1.9	0.4	0.4	0.2	0.4	0.2	0.2
Regulatory Assets (a)	27.9	(0.7)	(0.7)	7.1	24.9	(1.1)	(1.2)
Regulatory Liabilities (a)	222.7	(0.5)	135.5	11.6	—	37.3	11.9
Total Gain (Loss) on Risk Management Contracts	$291.3	$(0.4)	$141.1	$11.7	$25.6	$36.6	$11.2

Amount of Gain (Loss) Recognized on
Risk Management Contracts
 Year Ended December 31, 2017

Location of Gain (Loss)	AEP	AEP Texas	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Vertically Integrated Utilities Revenues	$6.1	$—	$—	$—	$—	$—	$—
Generation & Marketing Revenues	42.8	—	—	—	—	—	—
Electric Generation, Transmission and Distribution Revenues	—	—	0.6	5.3	—	—	0.1
Purchased Electricity for Resale	5.6	—	2.0	0.6	—	—	—
Other Operation	0.8	0.1	0.1	0.1	0.1	0.1	0.1
Maintenance	0.7	0.2	0.1	0.1	0.1	0.1	0.1
Regulatory Assets (a)	(29.4)	—	—	(7.4)	(22.0)	—	0.3
Regulatory Liabilities (a)	109.4	0.1	40.4	15.9	—	24.8	24.3
Total Gain (Loss) on Risk Management Contracts	$136.0	$0.4	$43.2	$14.6	$(21.8)	$25.0	$24.9

Amount of Gain (Loss) Recognized on
Risk Management Contracts
 Year Ended December 31, 2016

Location of Gain (Loss)	AEP	AEP Texas	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Vertically Integrated Utilities Revenues	$4.0	$—	$—	$—	$—	$—	$—
Transmission and Distribution Utilities Revenues	0.1	—	—	—	—	—	—
Generation & Marketing Revenues	59.4	—	—	—	—	—	—
Electric Generation, Transmission and Distribution Revenues	—	—	(0.6)	4.1	0.1	—	—
Sales to AEP Affiliates	—	—	2.1	5.8	—	—	—
Purchased Electricity for Resale	6.6	—	3.5	0.3	—	—	—
Other Operation	(1.6)	(0.4)	(0.1)	(0.1)	(0.3)	(0.1)	(0.3)
Maintenance	(1.8)	(0.4)	(0.4)	(0.1)	(0.4)	(0.2)	(0.2)
Regulatory Assets (a)	(117.4)	0.8	0.6	3.1	(127.7)	0.4	5.2
Regulatory Liabilities (a)	79.1	0.4	51.4	13.9	(15.2)	6.5	15.7
Total Gain (Loss) on Risk Management Contracts	$28.4	$0.4	$56.5	$27.0	$(143.5)	$6.6	$20.4

(a)	Represents realized and unrealized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.

Impact of Fair Value Hedges on Balance Sheet

	Carrying Amount of the Hedged Assets/(Liabilities)		Cumulative Amount of Fair Value Hedging Adjustment Included in the Carrying Amount of the Hedged Assets/(Liabilities)
	December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017
	(in millions)
Long-Term Debt (a)	$(478.3)	$(489.3)	$17.4	$6.1

(a)	Amounts included on the balance sheets within Long-term Debt Due within One Year and Long-term Debt, respectively.

Gain (Loss) on Hedging Instruments

	Twelve Months Ended December 31,
	2018	2017	2016
	(in millions)
Gain (Loss) on Interest Rate Contracts:
Gain (Loss) on Fair Value Hedging Instruments (a)	$(11.3)	$(4.8)	$1.6
Gain (Loss) on Fair Value Portion of Long-term Debt (a)	11.3	4.8	(1.6)

(a)	Gain (Loss) is included in Interest Expense on the statements of income.

Impact of Cash Flow Hedges on the Balance Sheet
Impact of Cash Flow Hedges on the Registrant Subsidiaries’ Balance Sheets

	December 31, 2018		December 31, 2017
	Interest Rate
		Expected to be		Expected to be
		Reclassed to		Reclassed to
		Net Income During		Net Income During
	AOCI Gain (Loss)	the Next	AOCI Gain (Loss)	the Next
Company	Net of Tax	Twelve Months	Net of Tax	Twelve Months
	(in millions)
AEP Texas	$(4.4)	$(1.1)	$(4.5)	$(0.9)
APCo	1.8	0.9	2.2	0.7
I&M	(11.5)	(1.6)	(10.7)	(1.3)
OPCo	1.0	1.0	1.9	1.1
PSO	2.1	1.0	2.6	0.8
SWEPCo	(3.3)	(1.5)	(6.0)	(1.4)

Impact of Cash Flow Hedges on AEP’s Balance Sheets

	December 31, 2018		December 31, 2017
	Commodity	Interest Rate	Commodity	Interest Rate
	(in millions)
AOCI Gain (Loss) Net of Tax	$(23.0)	$(12.6)	$(28.4)	$(13.0)
Portion Expected to be Reclassified to Net Income During the Next Twelve Months	10.4	(1.1)	5.5	(0.8)

Liabilities Subject to Cross Default Provisions

	December 31, 2018
	Liabilities for		Additional
	Contracts with Cross		Settlement
	Default Provisions		Liability if Cross
	Prior to Contractual	Amount of Cash	Default Provision
Company	Netting Arrangements	Collateral Posted	is Triggered
	(in millions)
AEP	$225.5	$1.8	$181.0
APCo	0.9	—	—
I&M	0.5	—	—
SWEPCo	2.3	—	2.3

	December 31, 2017
	Liabilities for		Additional
	Contracts with Cross		Settlement
	Default Provisions		Liability if Cross
	Prior to Contractual	Amount of Cash	Default Provision
Company	Netting Arrangements	Collateral Posted	is Triggered
	(in millions)
AEP	$243.6	$1.3	$223.1
APCo	0.6	—	0.5
I&M	0.4	—	0.4
SWEPCo	0.2	—	0.1